FAIR VALUE MEASUREMENTS - Schedule of Key Inputs into the Black-Scholes model for the Private Warrants (Details) - $ / shares		3 Months Ended	12 Months Ended
	Aug. 01, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Market price of public shares (in Dollars per share)	$ 10.57		$ 6.20
Volatility	19.90%		12.00%
Effective expiration date		Feb. 09, 2029	Feb. 09, 2028
Private Warrants
FAIR VALUE MEASUREMENTS
Market price of public shares (in Dollars per share)			$ 6.20	$ 10.05
Risk-free rate			3.77%	3.91%
Dividend yield			0.00%	0.00%
Volatility			12.00%	2.60%
Probability of a business combination			100.00%	4.50%
Exercise price (in Dollars per share)			$ 11.50	$ 11.50
Effective expiration date			Feb. 09, 2029	Feb. 09, 2028